UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

The Brinsmere Fund - Conservative ETF
TBFC (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the The Brinsmere Fund - Conservative ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE FISCAL PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Brinsmere Fund - Conservative ETF	$36	0.35%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the trailing one-year period ending September 30, 2025, The Brinsmere Fund -Conservative ETF (TBFC) returned 6.16% at net asset value (NAV), underperforming its benchmark, the S&P Target Risk Moderate Index, which returned 8.97% over the same period.
Much of this underperformance occurred during the first half of 2025 amid unprecedented market volatility driven by tariff-related announcements. Supported by a strong economic backdrop, the fund began the year with a modestly overweight allocation to equities. While this positioning enhanced the fund’s return potential, it also contributed to greater volatility relative to the benchmark.
Additionally, recent market trends presented unique challenges, as equity gains became increasingly concentrated among a small group of large-cap stocks, while heightened volatility in the U.S. Treasury market added further complexity. In response to the rapid sell-off and ongoing tariff and inflation uncertainties, the advisor shifted to a neutral allocation stance in early Q2, which helped the fund recover swiftly as market conditions stabilized.
The fund’s systematic international equity exposure also provided a measure of stability during this period. By the end of the third quarter, TBFC narrowed its performance gap, outperforming the benchmark by 0.25% for the third quarter and closing the period on a positive note.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Brinsmere Fund - Conservative ETF	PAGE 1	TSR-AR-26922B493

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/12/2024)
The Brinsmere Fund - Conservative ETF NAV	6.16	9.80
S&P 500 TR	17.60	23.18
S&P Target Risk Moderate Index (TR)	8.97	11.37
Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$332,761,732
Number of Holdings	24
Net Advisory Fee	$1,067,212
Portfolio Turnover	195%
30-Day SEC Yield	2.62%
30-Day SEC Yield Unsubsidized	2.62%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(%)*
Vanguard Short-Term Treasury ETF	19.5%
Vanguard Short-Term Bond ETF	13.7%
Vanguard Total International Stock ETF	10.5%
SPDR Portfolio S&P 500 ETF	7.8%
Vanguard Intermediate-Term Corporate Bond ETF	5.9%
Vanguard Intermediate-Term Bond ETF	4.5%
Vanguard Value ETF	4.2%
Vanguard Growth ETF	3.6%
iShares Short Treasury Bond ETF	3.4%
iShares 20+ Year Treasury Bond ETF	3.3%
Security Type Breakdown

Security Type	(%)*
Exchange Traded Funds	99.8%
Money Market Funds	0.2%
Cash & Other	0.0%**
Geographic Breakdown

Top Ten Countries	(%)*
United States	100.0%
Cash & Other	0.0%**
*	Percent of Net Assets.
**	Represents less than 0.05% of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thebrinsmerefunds.com/investor-materials.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your The Milwaukee Company documents not be householded, please contact The Milwaukee Company at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by The Milwaukee Company or your financial intermediary.
The Brinsmere Fund - Conservative ETF	PAGE 2	TSR-AR-26922B493

The Brinsmere Fund Growth - ETF
TBFG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the The Brinsmere Fund Growth - ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE FISCAL PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Brinsmere Fund Growth - ETF	$37	0.35%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the trailing one-year period ending September 30, 2025, The Brinsmere Fund - Growth ETF (TBFG) returned 8.92% at net asset value (NAV), underperforming its benchmark, the S&P Target Risk Balanced Index, which returned 11.70% over the same period.
Much of this underperformance occurred during the first half of 2025 amid unprecedented market volatility driven by tariff-related announcements. Supported by a strong economic backdrop, the fund began the year with an overweight allocation to equities. While this positioning enhanced the fund’s return potential, it also contributed to greater volatility relative to the benchmark.
Additionally, recent market trends presented unique challenges, as equity gains became increasingly concentrated among a small group of large-cap stocks, while heightened volatility in the U.S. Treasury market added further complexity. In response to the rapid sell-off and ongoing tariff and inflation uncertainties, the advisor shifted to a neutral allocation stance in early Q2, which helped the fund recover swiftly as market conditions stabilized.
The fund’s systematic international equity exposure also provided a measure of stability during this period. By the end of the third quarter, TBFG narrowed its performance gap, outperforming the benchmark by 0.83% for the third quarter and closing the period on a positive note.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Brinsmere Fund Growth - ETF	PAGE 1	TSR-AR-26922B519

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/12/2024)
The Brinsmere Fund Growth - ETF NAV	8.92	12.45
S&P 500 TR	17.60	23.18
S&P Target Risk Balanced Index (TR)	11.70	14.59
Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$464,858,556
Number of Holdings	23
Net Advisory Fee	$1,073,072
Portfolio Turnover	195%
30-Day SEC Yield	1.98%
30-Day SEC Yield Unsubsidized	1.98%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(%)*
SPDR Portfolio S&P 500 ETF	14.4%
Columbia EM Core ex-China ETF	10.3%
Vanguard FTSE Pacific ETF	7.6%
Vanguard FTSE Europe ETF	7.1%
Vanguard Growth ETF	7.1%
Vanguard Value ETF	6.9%
Invesco QQQ Trust Series 1	6.3%
iShares China Large-Cap ETF	4.2%
Vanguard Total Bond Market ETF	3.5%
Vanguard FTSE Emerging Markets ETF	3.2%
Security Type Breakdown

Security Type	(%)*
Exchange Traded Funds	99.5%
Money Market Funds	0.3%
Cash & Other	0.2%
Geographic Breakdown

Top Ten Countries	(%)*
United States	99.8%
Cash & Other	0.2%
*	Percent of Net Assets.
Other Material Fund Changes:
Effective February 19, 2025 Standard & Poor’s changed the name of the S&P Target Risk Growth Index to the S&P Target Risk Balanced Index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thebrinsmerefunds.com/investor-materials.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your The Milwaukee Company documents not be householded, please contact The Milwaukee Company at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by The Milwaukee Company or your financial intermediary.
The Brinsmere Fund Growth - ETF	PAGE 2	TSR-AR-26922B519

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$ 30,000	$ 37,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 7,000	$ 7,000
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

The Brinsmere Fund - Conservative ETF
The Brinsmere Fund - Growth ETF
Annual Financial Statements and Additional Information
September 30, 2025

THE BRINSMERE FUND - CONSERVATIVE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%(a)
Commodities - 2.0%
SPDR Gold MiniShares Trust(b)	88,667	$6,778,592
Commodities Broad Basket - 1.5%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	226,990	4,889,365
Domestic Equity - 22.8%
Invesco QQQ Trust Series 1	17,881	10,735,216
Real Estate Select Sector SPDR Fund	95,239	4,012,419
SPDR Portfolio S&P 400 Mid Cap ETF	105,332	6,023,937
SPDR Portfolio S&P 500 ETF	332,477	26,046,248
Vanguard Growth ETF	25,074	12,025,741
Vanguard Small-Cap ETF	11,858	3,015,252
Vanguard Value ETF	75,226	14,028,897
		75,887,710
Domestic Fixed Income - 54.6%
iShares 20+ Year Treasury Bond ETF	124,714	11,145,690
iShares Short Treasury Bond ETF	101,497	11,214,404
Vanguard Intermediate-Term Bond ETF	191,250	14,934,712
Vanguard Intermediate-Term Corporate Bond ETF	232,044	19,517,221
Vanguard Short-Term Bond ETF	579,759	45,748,783
Vanguard Short-Term Corporate Bond ETF	99,849	7,980,931
Vanguard Short-Term Treasury ETF	1,100,867	64,786,023
Xtrackers USD High Yield Corporate Bond ETF	173,047	6,421,774
		181,749,538
Foreign Equity - 18.9%
Columbia EM Core ex-China ETF	102,790	3,734,361
iShares China Large-Cap ETF	90,959	3,742,053
Vanguard FTSE Emerging Markets ETF	82,827	4,487,567
Vanguard FTSE Europe ETF	99,000	7,900,200
Vanguard FTSE Pacific ETF	89,919	7,898,485
Vanguard Total International Stock ETF	475,829	34,954,398
		62,717,064
TOTAL EXCHANGE TRADED FUNDS (Cost $306,829,251)		332,022,269

The accompanying notes are an integral part of these financial statements.

1

THE BRINSMERE FUND - CONSERVATIVE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.02%(c)	640,826	$640,826
TOTAL Short-Term Investments (Cost $640,826)		640,826
TOTAL INVESTMENTS - 100.0% (Cost $307,470,077)		$332,663,095
Other Assets in Excess of Liabilities - 0.0%(d)		98,637
TOTAL NET ASSETS - 100.0%		$332,761,732

Percentages are stated as a percent of net assets.
(a)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 7 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

THE BRINSMERE FUND - GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 99.5%(a)
Commodities - 2.4%
SPDR Gold MiniShares Trust(b)	148,318	$11,338,911
Commodities Broad Basket - 2.4%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	519,279	11,185,270
Domestic Equity - 42.0%
Invesco QQQ Trust Series 1	49,098	29,476,966
Real Estate Select Sector SPDR Fund	260,553	10,977,098
SPDR Portfolio S&P 400 Mid Cap ETF	231,760	13,254,355
SPDR Portfolio S&P 500 ETF	854,197	66,917,793
Vanguard Growth ETF	68,732	32,964,555
Vanguard Small-Cap ETF	36,793	9,355,724
Vanguard Value ETF	172,566	32,181,833
		195,128,324
Domestic Fixed Income - 20.3%
Vanguard Intermediate-Term Bond ETF	140,695	10,986,872
Vanguard Intermediate-Term Corporate Bond ETF	137,436	11,559,742
Vanguard Long-Term Bond ETF	158,634	11,239,219
Vanguard Short-Term Bond ETF	133,015	10,496,214
Vanguard Short-Term Corporate Bond ETF	166,292	13,291,719
Vanguard Short-Term Treasury ETF	165,788	9,756,624
Vanguard Total Bond Market ETF	216,600	16,108,542
Xtrackers USD High Yield Corporate Bond ETF	290,281	10,772,328
		94,211,260
Foreign Equity - 32.4%
Columbia EM Core ex-China ETF	1,318,305	47,894,021
iShares China Large-Cap ETF	472,246	19,428,200
Vanguard FTSE Emerging Markets ETF	276,319	14,970,963
Vanguard FTSE Europe ETF	415,109	33,125,698
Vanguard FTSE Pacific ETF	401,202	35,241,584
		150,660,466
TOTAL EXCHANGE TRADED FUNDS (Cost $416,895,367)		462,524,231

The accompanying notes are an integral part of these financial statements.

3

THE BRINSMERE FUND - GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.02%(c)	1,466,494	$1,466,494
TOTAL SHORT-TERM INVESTMENTS (Cost $1,466,494)		1,466,494
TOTAL INVESTMENTS - 99.8% (Cost $418,361,861)		$463,990,725
Other Assets in Excess of Liabilities - 0.2%		867,831
TOTAL NET ASSETS - 100.0%		$464,858,556

Percentages are stated as a percent of net assets.
(a)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 7 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

The Brinsmere Funds
Statements of Assets and Liabilities
September 30, 2025

	Conservative ETF	Growth ETF
ASSETS:
Investments, at value	$332,663,095	$463,990,725
Receivable for investments sold	88,678,430	—
Dividends receivable	145,666	218,216
Receivable for fund shares sold	—	90,853,840
Total assets	421,487,191	555,062,781
LIABILITIES:
Payable for investments purchased	88,630,099	90,097,706
Payable to adviser	95,360	106,519
Total liabilities	88,725,459	90,204,225
NET ASSETS	$332,761,732	$464,858,556
NET ASSETS CONSISTS OF:
Paid-in capital	$307,552,367	$425,182,920
Total distributable earnings	25,209,365	39,675,636
Total net assets	$332,761,732	$464,858,556
Net assets	$332,761,732	$464,858,556
Shares issued and outstanding(a)	11,884,000	15,759,000
Net asset value per share	$28.00	$29.50
Cost:
Investments, at cost	$307,470,077	$418,361,861

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

The Brinsmere Funds
Statements of Operations
For the Year Ended September 30, 2025

	Conservative ETF	Growth ETF
INVESTMENT INCOME:
Dividend income	$9,270,883	$7,400,937
Total investment income	9,270,883	7,400,937
EXPENSES:
Investment advisory fee	1,067,212	1,073,072
Excise tax expense	10,415	1,573
Total expenses	1,077,627	1,074,645
NET INVESTMENT INCOME	8,193,256	6,326,292
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	114,044	(5,436,689)
In-kind redemptions	9,856,143	7,199,329
Net realized gain (loss)	9,970,187	1,762,640
Net change in unrealized appreciation (depreciation) on:
Investments	793,080	20,430,821
Net change in unrealized appreciation (depreciation)	793,080	20,430,821
Net realized and unrealized gain (loss)	10,763,267	22,193,461
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,956,523	$28,519,753

The accompanying notes are an integral part of these financial statements.

6

The Brinsmere Funds
Statements of Changes in Net Assets

	Conservative ETF		Growth ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$8,193,256	$4,981,861	$6,326,292	$3,348,840
Net realized gain (loss)	9,970,187	16,032,023	1,762,640	20,661,078
Net change in unrealized appreciation (depreciation)	793,080	7,212,097	20,430,821	6,887,493
Net increase (decrease) in net assets from operations	18,956,523	28,225,981	28,519,753	30,897,411
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(9,347,558)	(4,834,843)	(7,689,511)	(3,130,483)
Total distributions to shareholders	(9,347,558)	(4,834,843)	(7,689,511)	(3,130,483)
CAPITAL TRANSACTIONS:
Shares sold	141,625,441	158,216,525	285,946,153	210,203,498
Shares redeemed	(114,754,012)	(155,432,688)	(130,690,787)	(196,670,467)
Proceeds from shares issued in connection with in-kind contribution	—	270,106,363(b)	—	247,472,989(b)
Net increase (decrease) in net assets from capital transactions	26,871,429	272,890,200	155,255,366	261,006,020
NET INCREASE (DECREASE) IN NET ASSETS	36,480,394	296,281,338	176,085,608	288,772,948
NET ASSETS:
Beginning of the period	296,281,338	—	288,772,948	—
End of the period	$332,761,732	$296,281,338	$464,858,556	$288,772,948
SHARES TRANSACTIONS
Shares sold	5,300,000	6,070,000	10,140,000	8,010,000
Proceeds from shares issued in connection with in-kind contribution	—	10,804,000(b)	—	9,899,000(b)
Shares redeemed	(4,310,000)	(5,980,000)	(4,780,000)	(7,510,000)
Total increase (decrease) in shares outstanding	990,000	10,894,000	5,360,000	10,399,000

(a)	Inception date of the Fund was January 12, 2024.
(b)	As part of the Fund’s commencement of operations on January 12, 2024, the Fund received an in-kind contribution from accounts managed by the Adviser.
The accompanying notes are an integral part of these financial statements.

7

THE BRINSMERE FUND - CONSERVATIVE ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.20	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.72	0.46
Net realized and unrealized gain (loss) on investments(d)	0.90	2.18
Total from investment operations	1.62	2.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.70)	(0.44)
Net realized gains	(0.12)	—
Total distributions	(0.82)	(0.44)
Net asset value, end of period	$28.00	$27.20
TOTAL RETURN(e)	6.16%	10.62%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$332,762	$296,281
Ratio of expenses to average net assets(g)	0.35%	0.35%
Ratio of excise tax expense to average net assets(g)	0.00%(h)	—%
Ratio of net investment income (loss) to average net assets(c)(g)	2.69%	2.48%
Portfolio turnover rate(e)(i)	195%	85%

(a)	Inception date of the Fund was January 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

THE BRINSMERE FUND - GROWTH ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.77	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.57	0.32
Net realized and unrealized gain (loss) on investments(d)	1.85	2.75
Total from investment operations	2.42	3.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(0.30)
Net realized gains	(0.15)	—
Total distributions	(0.69)	(0.30)
Net asset value, end of period	$29.50	$27.77
TOTAL RETURN(e)	8.92%	12.31%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$464,859	$288,773
Ratio of expenses to average net assets(g)	0.35%	0.35%
Ratio of excise tax expense to average net assets(g)	0.00%(h)	—%
Ratio of net investment income (loss) to average net assets(c)(g)	2.06%	1.71%
Portfolio turnover rate(e)(i)	195%	138%

(a)	Inception date of the Fund was January 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

THE BRINSMERE FUNDS
Notes to Financial Statements
September 30, 2025
NOTE 1 – ORGANIZATION
The Brinsmere Fund - Conservative ETF and The Brinsmere Fund - Growth ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of The Brinsmere Fund - Conservative ETF is to seek long-term capital appreciation in a manner that is consistent with capital preservation. The investment objective of The Brinsmere Fund - Growth ETF is to seek long-term growth of capital. Both The Brinsmere Fund - Conservative ETF and The Brinsmere Fund - Growth ETF commenced operations on January 12, 2024.
The end of the reporting period for the Funds is September 30, 2025. The current fiscal period is the period from October 1, 2024 through September 30, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

10

THE BRINSMERE FUNDS
Notes to Financial Statements
September 30, 2025(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
The Brinsmere Fund - Conservative ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$332,022,269	$—	$—	$332,022,269
Short-Term Investments	640,826	—	—	640,826
Total Investments in Securities	$332,663,095	$—	$—	$332,663,095

The Brinsmere Fund - Growth ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$462,524,231	$—	$—	$462,524,231
Short-Term Investments	1,466,494	—	—	1,466,494
Total Investments in Securities	$463,990,725	$—	$—	$463,990,725

^	See Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local income and excise tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or

11

THE BRINSMERE FUNDS
Notes to Financial Statements
September 30, 2025(Continued)
separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Funds. Distributions to shareholders of net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to differing book and tax treatments of redemptions in-kind.

For the fiscal period ended September 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
The Brinsmere Fund - Conservative ETF	$(9,551,245)	$9,551,245
The Brinsmere Fund - Growth ETF	$(7,008,557)	$7,008,557

I.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers of the Investment Manager, who serve as the chief operation decision makers, using the information presented in the financial statements and financial highlights.

J.
New Accounting Pronouncement. In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

12

THE BRINSMERE FUNDS
Notes to Financial Statements
September 30, 2025(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Estate Counselors, LLC, doing business as The Milwaukee Company (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Funds’ average daily net assets. The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
The Brinsmere Fund - Conservative ETF	$608,966,507	$586,908,328
The Brinsmere Fund - Growth ETF	$632,888,814	$599,703,100

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
The Brinsmere Fund - Conservative ETF	$126,880,380	$113,574,378
The Brinsmere Fund - Growth ETF	$262,831,181	$130,210,894

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THE BRINSMERE FUNDS
Notes to Financial Statements
September 30, 2025(Continued)
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings/(accumulated losses) and cost basis of investments for federal income tax purposes at September 30, 2025 were as follows:

	Conservative ETF	Growth ETF
Tax cost of investments	$307,987,721	$419,133,806
Gross tax unrealized appreciation	$25,206,751	$45,629,326
Gross tax unrealized depreciation	(531,377)	(772,407)
Net tax unrealized appreciation/(depreciation)	24,675,374	44,856,919
Undistributed ordinary income	288,182	442,135
Undistributed long-term capital gains	245,809	—
Other accumulated gain/(loss)	—	(5,623,418)
Distributable earnings/(accumulated losses)	$25,209,365	$39,675,636

The difference between book and tax-basis cost is attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2025, the Funds did not have any Post-October losses or late-year ordinary losses.
At September 30, 2025, the Brinsmere Fund – Growth ETF had a non-expiring short-term capital loss carryforward of $5,623,418. During the period ended September 30, 2025, no capital loss carryforwards were utilized by the Funds.
The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2024 was as follows:

	Ordinary Income	Capital Gains
The Brinsmere Fund – Conservative ETF	$4,834,843	$—
The Brinsmere Fund – Growth ETF	$3,130,483	$—

The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2025 was as follows:

	Ordinary Income	Capital Gains
The Brinsmere Fund – Conservative ETF	$9,342,991	$4,567
The Brinsmere Fund – Growth ETF	$6,235,207	$1,454,304

NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.

14

THE BRINSMERE FUNDS
Notes to Financial Statements
September 30, 2025(Continued)
Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Investment Company Risk. The risks of investing in investment companies, such as the underlying funds, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2025, one shareholder owned greater than 25% of the outstanding shares of each Fund, and may be deemed to control each Fund.

15

THE BRINSMERE FUNDS
Report of Independent Registered Public Accounting Firm
To the Shareholders of The Brinsmere Funds and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Brinsmere Fund - Conservative ETF and The Brinsmere Fund - Growth ETF (the “Funds”), each a series of ETF Series Solutions, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period from January 12, 2024 (commencement of operations) to September 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for the year then ended and for the period January 12, 2024 to September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 25, 2025

16

THE BRINSMERE FUNDS
FEDERAL TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended September 30, 2025, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

The Brinsmere Fund – Conservative ETF	19.45%
The Brinsmere Fund – Growth ETF	40.82%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal period ended September 30, 2025 was as follows:

The Brinsmere Fund – Conservative ETF	1.55%
The Brinsmere Fund – Growth ETF	1.40%

SHORT-TERM CAPITAL GAIN
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

The Brinsmere Fund – Conservative ETF	13.76%
The Brinsmere Fund – Growth ETF	2.20%

17

THE BRINSMERE FUNDS
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
Not applicable.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

18

THE BRINSMERE FUNDS
Approval of Advisory Agreement & Board Considerations (Unaudited)
The Brinsmere Fund – Conservative ETF (TBFC)
The Brinsmere Fund – Growth ETF (TBFG)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Estate Counselors, LLC, d/b/a The Milwaukee Company (the “Adviser”) and the Trust, on behalf of The Brinsmere Fund – Conservative ETF (“TBFC”) and The Brinsmere Fund – Growth ETF (“TBFG”) (each, a “Fund” and, together, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to each Fund by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees, and expenses to those of relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser or its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via video conference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as the Funds’ investment adviser. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, the Adviser’s representatives provided an oral overview of the Funds’ investment strategies, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including oversight of the Funds’ sub-adviser and monitoring each Fund’s adherence to its investment restrictions and its compliance with Fund policies and procedures as well as applicable securities regulations. The Board also noted that the Adviser is responsible for monitoring the extent to which a Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended March 31, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified one or more funds the Adviser considered to be each Fund’s most direct competitors (each, a

19

THE BRINSMERE FUNDS
Approval of Advisory Agreement & Board Considerations (Unaudited)(Continued)
“Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar thematic investment strategies as the relevant Fund.
TBFC: The Board noted that the Fund underperformed each of its broad-based benchmarks, the S&P 500 Total Return Index and the S&P Target Risk Moderate Index, over the one-year and since inception periods. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies and the S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities; whereas, the Fund seeks to achieve its investment objective by investing in a globally diversified portfolio of equity and bond markets.
The Board noted that for the one-year period ended March 31, 2025, the Fund slightly outperformed the median return of its Peer Group, which is comprised primarily of tactical ETFs that take a more conservative approach to investing globally in equities and/or fixed income securities, and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Tactical Allocation category. With respect to the Selected Peer Group, the Board observed that the Adviser selected seven peer ETFs that exhibit conservative or moderately conservative, tactical asset allocation investment strategies that have demonstrated equity allocation positioning similar to that of the Fund. The Board considered that only five of the Selected Peers had a one-year track record, and the Fund outperformed over half of those Selected Peers for the one-year period.
The Board also considered that TBFC’s inception date was January 12, 2024, just over one year prior to March 31, 2025, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
TBFG: The Board noted that the Fund underperformed each of its broad-based benchmarks, the S&P 500 Total Return Index and the S&P Target Risk Balanced Index, over the one-year and since inception periods. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies and the S&P Target Risk Balanced Index is designed to measure the performance of equity allocations while seeking to provide limited fixed income exposure to diversify risk; whereas, the Fund seeks to achieve its investment objective by investing in a globally diversified portfolio of equity and bond markets.
The Board noted that for the one-year period ended March 31, 2025, the Fund slightly underperformed the median return of its Peer Group, which is comprised primarily of tactical ETFs that invest globally in equities and/or fixed income securities, and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Tactical Allocation category. With respect to the Selected Peer Group, the Board observed that the Adviser selected a dozen peer ETFs that exhibit growth-oriented, tactical asset allocation investment strategies that have demonstrated equity allocation positioning similar to that of the Fund. The Board considered that the Fund underperformed over half of its Selected Peers over the one-year period.
The Board also considered that TBFG’s inception date was January 12, 2024, just over one year prior to March 31, 2025, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Cost of Services to be Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, each Fund a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Funds’ other expenses out of the Adviser’s own fee and resources. The Board also considered that each Fund operates as a fund of funds that invests significantly in other registered investment companies, and, as such, both Funds will generate AFFE.
The Board then compared each Fund’s net expense ratio to that of its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that each Fund’s net expense ratio was equal to the sum of its unitary management fee and AFFE. The Board further noted that each Fund’s net expense ratio was significantly lower than the median net expense ratio of the funds in its Peer Group and significantly lower than the

20

THE BRINSMERE FUNDS
Approval of Advisory Agreement & Board Considerations (Unaudited)(Continued)
median net expense ratio of its Category Peer Group. The Board also observed that each Fund’s net expense ratio was the lowest among all funds in its Peer Group. In addition, the Board noted that each Fund’s net expense ratio was within, and on the lower end of, the range of net expense ratios of funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement. The Board noted that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that neither Fund’s unitary fee structure contained breakpoint reductions as Fund assets grow. The Board determined, however, that the unitary fee structure for the Fund reflects a sharing of economies of scale between the Adviser and the Funds at current asset levels. The Board also noted its intention to monitor fees as each Fund grows in size and assess whether advisory fee breakpoints or a change in fee structure may be warranted in the future should the Adviser realize economies of scale in its management of such Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

21

THE BRINSMERE FUNDS
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
The Brinsmere Fund – Conservative ETF (TBFC)
The Brinsmere Fund – Growth ETF (TBFG)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Estate Counselors, LLC, d/b/a The Milwaukee Company (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of The Brinsmere Fund – Conservative ETF (“TBFC”) and The Brinsmere Fund – Growth ETF (“TBFG”) (each, a “Fund” and, together, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Sub-Adviser; (ii) the Funds’ historical performance; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Funds; (iv) comparative performance, fee, and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Funds are shared with Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference twelve days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment sub-advisory services to other series of the Trust, and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its sub-advisory services to those funds. Additionally, at the Meeting, a Sub-Adviser representative provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Sub-Advisory Agreement in light of this information.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the Funds’ assets; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Funds’ shares; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation

22

THE BRINSMERE FUNDS
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next considered each Fund’s performance. Although Fund returns were not available for the period ended December 31, 2024, because each Fund commenced operations on January 12, 2024, the Board review the Materials, including the Barrington Report, which compared the performance of the Funds’ peer funds, including a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as ETFs in the Funds’ Morningstar category – US Fund Tactical Allocation (the “Category Peer Group”). The Board further considered that, even if performance returns were available for the Funds, such information would pertain to a relatively short period of time over which to evaluate the Funds’ performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that may execute a limited amount of the brokerage transactions for the Funds and, consequently, the Sub-Adviser would benefit indirectly from any commissions paid to such affiliated broker-dealer. The Board noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee rate does not include asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

23

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/4/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	12/4/2025

* Print the name and title of each signing officer under his or her signature.